Vanguard Variable Insurance Funds—Diversified Value Portfolio

Supplement Dated December 30, 2022, to the Prospectus and Summary Prospectus Dated May 2, 2022

Important Change to Vanguard Variable Insurance Funds—Diversified Value Portfolio (the Portfolio)

Effective immediately, Ronald Temple from Lazard Asset Management LLC will no longer serve as portfolio manager of the Portfolio.

Accordingly, all references to Ronald Temple are hereby deleted in their entirety.

The Portfolio's investment objective, strategies, and policies remain unchanged.

© 2022 The Vanguard Group, Inc. All rights reserved.	PS 278B 122022
Vanguard Marketing Corporation, Distributor.

Vanguard Variable Insurance Funds

Supplement Dated December 30, 2022, to the Statement of Additional Information Dated May 2, 2022

Important Changes to Vanguard Variable Insurance Funds—Diversified Value Portfolio (the Portfolio)

Effective immediately, Ronald Temple from Lazard Asset Management LLC will no longer serve as portfolio manager of the Portfolio.

Accordingly, all references to Ronald Temple are hereby deleted in their entirety.

The Portfolio's investment objective, strategies, and policies remain unchanged.

© 2022 The Vanguard Group, Inc. All rights reserved.	SAI 064R 122022
Vanguard Marketing Corporation, Distributor.